Investments in Associates - Schedule of Financial Information of Associates (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of associates [Line Items]
Net income / (loss)	€ 711	€ 2,469	€ 438
Other comprehensive income	(1,104)	(2,038)	(1,301)
Total comprehensive income	(393)	431	€ (863)
Carrying amount	327	308
Aegon [member]
Disclosure of associates [Line Items]
Net income / (loss)	6	9
Other comprehensive income	2	(5)
Total comprehensive income	9	3
Carrying amount	€ 327	€ 308